Reclassifications from Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Mar. 04, 2017
Reclassifications from Accumulated Other Comprehensive Loss
Summary of components of accumulated other comprehensive loss and the changes in balances of each component of accumulated other comprehensive loss, net of tax

	March 4, 2017 (53 Weeks)		February 27, 2016 (52 Weeks)		February 28, 2015 (52 Weeks)
	Defined benefit pension plans	Accumulated other comprehensive loss	Defined benefit pension plans	Accumulated other comprehensive loss	Defined benefit pension plans	Accumulated other comprehensive loss
Accumulated other comprehensive loss
Balance—beginning of period	$(47,781)	$(47,781)	$(45,850)	$(45,850)	$(37,334)	$(37,334)
Other comprehensive (loss) income before reclassifications, net of $1,553, $(3,162), and $(7,506) tax expense (benefit)	2,356	2,356	(3,633)	(3,633)	(10,578)	(10,578)
Amounts reclassified from accumulated other comprehensive loss to net income, net of $2,047, $1,481, and $1,464 tax expense	3,108	3,108	1,702	1,702	2,062	2,062

Balance—end of period	$(42,317)	$(42,317)	$(47,781)	$(47,781)	$(45,850)	$(45,850)

Summary of effects on net income of significant amounts classified out of each component of accumulated other comprehensive loss

	Fiscal Years Ended March 4, 2017, February 27, 2016 and February 28, 2015
Details about	Amount reclassified from accumulated other comprehensive loss
accumulated other comprehensive loss components	March 4, 2017 (53 Weeks)	February 27, 2016 (52 Weeks)	February 28, 2015 (52 Weeks)	Affected line item in the consolidated statements of operations
Defined benefit pension plans
Amortization of unrecognized prior service cost(a)	$—	$(67)	$(240)	Selling, general and administrative expenses
Amortization of unrecognized net loss(a)	(5,155)	(3,116)	(3,286)	Selling, general and administrative expenses

	(5,155)	(3,183)	(3,526)	Total before income tax expense
	2,047	1,481	1,464	Income tax expense

	$(3,108)	$(1,702)	$(2,062)	Net of income tax expense

(a)—See Note 18, Retirement Plans for additional details.